SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, shares authorized (in shares)						150,000,000	150,000,000
Common shares, par value (in dollars per share)						$ 1.00	$ 1.00
Common stock, value, authorized						$ 150,000	$ 150,000
Common shares, shares outstanding (in shares)	109,943,594		109,943,594	101,302,404	101,302,404	109,943,594	101,302,404
Common shares, shares issued (in shares)	109,943,594		109,943,594	101,302,404	101,302,404	109,943,594	101,302,404
Common stock, value, issued						$ 109,944	$ 101,303
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding beginning (in shares)			101,302,404	101,302,404
Common shares, shares issued beginning (in shares)			101,302,404	101,302,404
Repurchase and cancellation of treasury shares (in shares)		(1,500,000)	(3,500,000)	0
Issuance of shares (in shares)	12,067,789		12,067,789	0
Vesting of RSU's (in shares)			73,401	0
Common shares, shares outstanding end (in shares)	109,943,594		109,943,594	101,302,404	101,302,404
Common shares, shares issued ending (in shares)	109,943,594		109,943,594	101,302,404	101,302,404
Consideration for shares repurchased		$ 70,400
Treasury shares repurchased		3,500,000
Net proceeds from the issuance of equity	$ 100,000		$ 99,831	$ 0	$ 0
Contributed surplus						$ 200,000	$ 200,000